SIGNIFICANT ACCOUNTING POLICIES - Time Charter Contracts Acquired - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Dss Holdings L P Member
Significant Accounting Policies [Line Items]
Amortization of time charter hire contracts acquired	$ 180,913	$ 240,120	$ 1,825,117